EQUITY (Details 7) (USD $)	1 Months Ended	0 Months Ended		12 Months Ended
	Nov. 19, 2013	Mar. 12, 2013	Jan. 16, 2013	Dec. 31, 2013	Dec. 31, 2012
Exercise price	$ 2.1875	$ 0.35	$ 8.75	$ 2.43	$ 16.45
Black-Scholes Value	$ 1.20	$ 14.71	$ 13.57
Volatility	108.40%	137.70%	139.90%	109.00%	145.00%
Risk-free interest rate	1.37%	0.88%	0.75%	1.37%	1.42%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (years)	5 years	5 years	5 years	6 years	9 years 2 months 12 days
January 16, 2013 Amended Terms [Member]
Exercise price				$ 13.30
Black-Scholes Value				$ 10.35
Volatility				140.00%
Risk-free interest rate				0.27%
Expected dividend yield				0.00%
Expected term (years)				3 years
September 30, 2013 Amended Terms [Member]
Exercise price				$ 5.50
Black-Scholes Value				$ 2.93
Volatility				109.80%
Risk-free interest rate				0.13%
Expected dividend yield				0.00%
Expected term (years)				3 years